Earnings per share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings/ (loss) per share :
Schedule of Earnigns per share
	For the years ended December 31,
	2013				2014				2015
	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share		Income (numerator)	Weighted- average number of outstanding share (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net income	$63,323	-	$	-$	$259,803	-	$-	80,014	-	-
Less: Allocation of undistributed earnings to non-vested stock	(102)	-		-	(772)	-	-	(1,175)	-	-
Basic and diluted EPS attributable to common stockholders	$63,221	131,727,504		0.48	$259,031	131,837,227	1.96	78,839	138,757,176	0.57